Withdrawal from Russian oil and gas activities (Details) - Russia $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of interests in other entities [Line Items]
Revenue	$ (468)
Share of profit of joint ventures and associates	(1,614)
Interest and other income/(expenses)	(1,116)
Selling, distribution and administrative expenses	(104)
Depreciation, depletion and amortisation	(695)
Other	(173)
Loss before taxation	(4,170)
Taxation credit	366
Loss for the period	$ (3,804)